Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Parties [Abstract]
RELATED PARTIES

NOTE 11—RELATED PARTIES

Related Party Notes Payable

On September 30, 2020, a portion of the purchase price for the acquisition of Kyle’s Custom Wood Shop, Inc. (“Kyle’s”) was paid by the issuance of a promissory note by 1847 Cabinet to the sellers in the principal amount of $1,260,000. Payment of the principal and accrued interest on the note was subject to vesting.

On July 26, 2022, the Company and 1847 Cabinet entered into a conversion agreement with sellers, pursuant to which they agreed to convert $797,221 of the vesting note into 1,899 common shares of the Company at a conversion price of $420.00 per share. As a result, the Company recognized a loss on extinguishment of debt of $303,706. Pursuant to the conversion agreement, the note was cancelled, and the Company agreed to pay $558,734 to the sellers no later than October 1, 2022.

On March 30, 2023, the Company entered into an amendment to the conversion agreement, effective retroactively to October 1, 2022. Pursuant to the amendment, the Company agreed to pay a total of $642,544 in three monthly payments commencing on April 5, 2023.

Management Services Agreement

On April 15, 2013, the Company and 1847 Partners LLC (the “Manager”) entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”). The amount of the Parent Management Fee with respect to any fiscal quarter is (i) reduced by the aggregate amount of any management fees received by the Manager under any offsetting management services agreements with respect to such fiscal quarter, (ii) reduced (or increased) by the amount of any over-paid (or under-paid) Parent Management Fees received by (or owed to) the Manager as of the end of such fiscal quarter, and (iii) increased by the amount of any outstanding accrued and unpaid Parent Management Fees. The Company expensed $0 in Parent Management Fees for the three and nine months ended September 30, 2023 and 2022.

Offsetting Management Services Agreements

The Company’s subsidiary 1847 Asien Inc. (“1847 Asien”) entered into an offsetting management services agreement with the Manager on May 28, 2020, 1847 Cabinet entered into an offsetting management services agreement with the Manager on August 21, 2020 (which was amended and restated on October 8, 2021), the Company’s subsidiary 1847 Wolo Inc. (“1847 Wolo”) entered into an offsetting management services agreement with the Manager on March 30, 2021 and 1847 ICU entered into an offsetting management services agreement with the Manager on February 9, 2023. Pursuant to the offsetting management services agreements, each of 1847 Asien, 1847 Wolo and 1847 ICU appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement) and 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $125,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that if the aggregate amount of management fees paid or to be paid by such entities, together with all other management fees paid or to be paid to the Manager under other offsetting management services agreements, exceeds, or is expected to exceed, 9.5% of the Company’s gross income in any fiscal year or the Parent Management Fee in any fiscal quarter, then the management fee to be paid by such entities shall be reduced, on a pro rata basis determined by reference to the other management fees to be paid to the Manager under other offsetting management services agreements.

1847 Asien expensed management fees of $75,000 and $225,000 for the three and nine months ended September 30, 2023 and 2022, respectively.

1847 Cabinet expensed management fees of $125,000 and $375,000 for the three and nine months ended September 30, 2023 and 2022, respectively.

1847 Wolo expensed management fees of $75,000 and $225,000 for the three and nine months ended September 30, 2023 and 2022, respectively.

1847 ICU expensed management fees of $75,000 and $150,000 for the three and nine months ended September 30, 2023.

On a consolidated basis, the Company expensed total management fees of $350,000 and $975,000 for the three and nine months ended September 30, 2023, respectively, compared to $275,000 and $825,000 for the three and nine months ended September 30, 2022, respectively.

Advances

From time to time, the Company has received advances from its chief executive officer to meet short-term working capital needs. As of September 30, 2023 and December 31, 2022, a total of $118,834 in advances from related parties are outstanding. These advances are unsecured, bear no interest, and do not have formal repayment terms or arrangements.

As of September 30, 2023 and December 31, 2022, the Manager has funded the Company $74,928 in related party advances. These advances are unsecured, bear no interest, and do not have formal repayment terms or arrangements.

Building Lease

On September 1, 2020, Kyle’s entered into an industrial lease agreement with Stephen Mallatt, Jr. and Rita Mallatt, the sellers of Kyle’s, who are officers of Kyle’s and principal shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term.

The total rent expense under this related party lease was $21,777 and $65,330 for the three and nine months ended September 30, 2023 and 2022, respectively.

NOTE 15—RELATED PARTIES

Management Services Agreement

On April 15, 2013, the Company and 1847 Partners LLC (the “Manager”) entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”). The amount of the Parent Management Fee with respect to any fiscal quarter is (i) reduced by the aggregate amount of any management fees received by the Manager under any offsetting management services agreements with respect to such fiscal quarter, (ii) reduced (or increased) by the amount of any over-paid (or under-paid) Parent Management Fees received by (or owed to) the Manager as of the end of such fiscal quarter, and (iii) increased by the amount of any outstanding accrued and unpaid Parent Management Fees. The Company expensed $0 in Parent Management Fees for the years ended December 31, 2022 and 2021.

Offsetting Management Services Agreements

1847 Asien entered into an offsetting management services agreement with the Manager on May 28, 2020, 1847 Cabinet entered into an offsetting management services agreement with the Manager on August 21, 2020 (which was amended and restated on October 8, 2021) and 1847 Wolo entered into an offsetting management services agreement with the Manager on March 30, 2021. Pursuant to the offsetting management services agreements, 1847 Asien appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), which was increased to $125,000 or 2% of adjusted net assets on October 8, 2021, and 1847 Wolo appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that if the aggregate amount of management fees paid or to be paid by such entities, together with all other management fees paid or to be paid to the Manager under other offsetting management services agreements, exceeds, or is expected to exceed, 9.5% of the Company’s gross income in any fiscal year or the Parent Management Fee in any fiscal quarter, then the management fee to be paid by such entities shall be reduced, on a pro rata basis determined by reference to the other management fees to be paid to the Manager under other offsetting management services agreements.

1847 Asien expensed management fees of $300,000 for the years ended December 31, 2022 and 2021.

1847 Cabinet expensed management fees of $500,000 and $350,000 for the years ended December 31, 2022 and 2021, respectively.

1847 Wolo expensed management fees of $300,000 and $225,000 for the years ended December 31, 2022 and 2021, respectively.

On a consolidated basis, the Company expensed total management fees of $1,100,000 and $875,000 for the years ended December 31, 2022 and 2021, respectively.

Advances

From time to time, the Company has received advances from its chief executive officer to meet short-term working capital needs. As of December 31, 2022 and 2021, a total of $118,834 in advances from related parties are outstanding. These advances are unsecured, bear no interest, and do not have formal repayment terms or arrangements.

As of December 31, 2022 and 2021, the Manager has funded the Company $74,928 in related party advances. These advances are unsecured, bear no interest, and do not have formal repayment terms or arrangements.

Building Lease

On September 1, 2020, Kyle’s entered into an industrial lease agreement with the Kyle’s Sellers, who are officers of Kyle’s and principal shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term.

As of December 31, 2022 and 2021, the total rent expense under this related party leases was $87,106.